Schedule of Dividends Allocation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Dividends Payable [Line Items]
Annual stock dividend	$ 118	$ 110	$ 104
Redeemable Convertible Preferred Stock [Member]
Dividends Payable [Line Items]
Total cash dividends	10,021	626
Total ESOP required dividends	150	144
Allocated shares	7,668	7,366
Required dividend per share	$ 0.0195	$ 0.0195
Total ESOP required dividends	150	144
Redeemable Convertible Preferred Stock [Member] | Quarterly [Member]
Dividends Payable [Line Items]
Total cash dividends	526	592
Redeemable Convertible Preferred Stock [Member] | Annual [Member]
Dividends Payable [Line Items]
Annual stock dividend	118	110
Total cash dividends	32	34
Redeemable Convertible Preferred Stock [Member] | Special dividend [Member]
Dividends Payable [Line Items]
Total cash dividends	$ 9,463